Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

14. Supplemental Cash Flow Information

The Company's acquisitions and divestitures of businesses, net of cash acquired were as follows:

	2011	2010	2009

Acquisitions:
Fair value of assets acquired excluding cash	$(32.4)	$(133.9)	$(47.1)
Fair value of non-controlling interests	—	4.2	—
Liabilities assumed	9.2	52.3	10.8

Acquisition of businesses, net of cash acquired	$(23.2)	$(77.4)	$(36.3)

	2011	2010	2009

Divestitures of business, net of cash disposed	$5.4	$—	$—

Payments for interest and income taxes were as follows:

	2011	2010	2009

Interest	$68	$63	$74
Income taxes	$257	$149	$31